Schedule of Short-Term Debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Short-Term Debt	$ 5,731	¥ 40,075
Bank Of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	2.40%
Maturity Date	Mar. 19, 2026
Guarantee	Hua Wang
Short-Term Debt		50
Bank Of China One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	2.40%
Maturity Date	Mar. 19, 2026
Guarantee	Xiaoqun Yu
Short-Term Debt		10,004
Bank Of China Two [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	2.50%
Maturity Date	Jul. 27, 2026
Guarantee	Hua Wang
Short-Term Debt		10,007
Bank Of China Three [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	2.50%
Maturity Date	Jul. 27, 2026
Guarantee	Xiaoqun Yu
Short-Term Debt		10,007
Agricultural Bank Of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	2.30%
Maturity Date	Oct. 15, 2026
Guarantee	Xiaoqun Yu
Short-Term Debt		¥ 10,007